UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08365

EVERGREEN SELECT FIXED INCOME TRUST
________________________________________________________________________
Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  4/30, 5/31, 6/30, 10/31

Date of reporting period:  7/1/2007 - 6/30/2008

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Select Fixed Income Trust
(the "Registrant"):

Evergreen Global and International Funds (FYE 10/31)
	Evergreen International Bond Fund

Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)
	Evergreen Core Bond Fund
	Evergreen Select High Yield Bond Fund

Evergreen National Municipal Bond Funds (FYE 5/31)
	Evergreen Intermediate Municipal Bond Fund

Evergreen Short and Intermediate Term Bond Funds (FYE 6/30)
	Evergreen Adjustable Rate Fund
	Evergreen Short Intermediate Bond Fund

The following series of the Registrant was liquidated during the reporting period (date of liquidation indicated below) and held no securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, has no proxy votes to report:

Evergreen Institutional Enhanced Income Fund
(Liquidated on 4/18/2008)


The following series of the Registrant merged into Evergreen Ultra Short Opportunities Fund, a series of Evergreen Fixed Income Trust, during the reporting period, held no securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, has no proxy votes to report:

	  Evergreen Limited Duration Fund

The Registrant, including all of its series listed above, held no securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, has no proxy votes to report.


========== END NPX REPORT

                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN SELECT FIXED INCOME TRUST
                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
				    		(Chief Executive Officer)

Date:  August 28, 2008
     --------------------------